Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	$ 3,810.4	$ 3,493.5
Non-current assets	3,900.2	3,623.2
Total assets	7,710.6	7,116.7
Current liabilities	1,728.7	1,463.7
Non-current liabilities	4,222.3	3,741.0
Stockholders' equity	1,759.6	1,912.0	1,820.5	1,766.8
Total liabilities and stockholders' equity	7,710.6	7,116.7
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	576.7	359.0
Investment in subsidiaries	5,895.6	5,688.8
Non-current assets	3,068.8	114.5
Total assets	9,541.1	6,162.3
Current liabilities	189.1	260.8
Non-current liabilities	7,592.4	3,989.5
Stockholders' equity	1,759.6	1,912.0
Total liabilities and stockholders' equity	9,541.1	6,162.3
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	926.5	1,046.1
Investment in subsidiaries	1,844.2	1,745.0
Non-current assets	6,861.3	4,219.2
Total assets	9,632.0	7,010.3
Current liabilities	614.1	605.0
Non-current liabilities	3,038.5	546.1
Stockholders' equity	5,979.4	5,859.2
Total liabilities and stockholders' equity	9,632.0	7,010.3
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets	2,307.2	2,089.8
Non-current assets	4,500.4	698.7
Total assets	6,807.6	2,788.5
Current liabilities	925.5	598.1
Non-current liabilities	4,121.7	615.8
Stockholders' equity	1,760.4	1,574.6
Total liabilities and stockholders' equity	6,807.6	2,788.5
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Current assets		(1.4)
Investment in subsidiaries	(7,739.8)	(7,433.8)
Non-current assets	(10,530.3)	(1,409.2)
Total assets	(18,270.1)	(8,844.4)
Current liabilities		(0.2)
Non-current liabilities	(10,530.3)	(1,410.4)
Stockholders' equity	(7,739.8)	(7,433.8)
Total liabilities and stockholders' equity	$ (18,270.1)	$ (8,844.4)